Taxation (Details 2) € in Millions, ¥ in Millions, $ in Millions		12 Months Ended
	Oct. 01, 2022	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 EUR (€)
Taxation
Applicable tax rate approved (as a percent)		25.00%	25.00%	25.00%	25.00%
The Hong Kong profits applicable for the first tier tax rate | $		$ 2
Accrued Withholding Tax Expenses			¥ 2,362	¥ 2,421	¥ 367
Effective income tax rate		13.30%	13.30%	26.50%	30.10%
Beijing Wodong Tianjun Information Technology Co., Ltd. | Software enterprise
Taxation
Number of years exempted from income tax		2 years	2 years
PRC
Taxation
Applicable tax rate approved (as a percent)		25.00%	25.00%
Percentage of entitled to claim announced by State Taxation Administration (as a percent)	175.00%	200.00%	200.00%
Withholding tax rate on dividend distributed by FIE		10.00%	10.00%
Maximum rate of withholding tax for dividends paid by an FIE in China to its immediate holding company in Hong Kong under specified conditions		5.00%	5.00%
Minimum ownership percentage of the FIE by foreign investors to qualify for withholding tax rate limit for dividends paid by an FIE in China to its immediate holding company in Hong Kong		25.00%	25.00%
Unrecognized deferred tax liabilities of subsidiaries			¥ 2,800	¥ 3,200
PRC | High and new technology enterprise
Taxation
Preferential income tax rate (as a percent)		15.00%	15.00%
PRC | Beijing Jingdong Shangke Information Technology Co., Ltd. | High and new technology enterprise
Taxation
Preferential income tax rate (as a percent)		15.00%	15.00%
PRC | Certain enterprises located in applicable PRC regions | Encouraged industry in the Western Regions of China
Taxation
Preferential income tax rate (as a percent)		15.00%	15.00%
PRC | Beijing Wodong Tianjun Information Technology Co., Ltd. | Software enterprise
Taxation
Reduction percentage of preferential corporate income tax rate		50.00%	50.00%
Hong Kong | Profit Above Two Million Hon Kong Dollar
Taxation
Profit tax rate (as a percent)		16.50%	16.50%
Hong Kong | Profit Below Two Million Hong kong Dollar
Taxation
Profit tax rate (as a percent)		8.25%	8.25%
Pillar Two
Taxation
Effective tax payable minimum threshold limit revenue amount | €						€ 750
Effective income tax rate		15.00%	15.00%